Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements other than as described below.

On November 1, 2022, the proxy statement/prospectus was declared effective and on November 2, 2022, the Company commenced with mailing the proxy materials to the Company’s shareholders ahead of the extraordinary general meeting of the Company’s shareholders expected to be held on November 17, 2022.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 13, 2022, in connection with extension of the business combination period, the Sponsor agreed to contribute to the Company as a loan $0.03 for each Class A ordinary share of the Company that is not redeemed in connection with the shareholder vote to approve the Extension, for each month (or a pro rata portion thereof if less than a month) until the earlier of (i) the date of the extraordinary general meeting held in connection with the shareholder vote to approve the business combination between the Company and Tempo Automation, Inc. and (ii) $1.5 million has been loaned. The Contribution(s) will not bear any interest, and will be repayable by the Company to the Sponsor upon the earlier of the date by which the Company must complete an initial business combination and the consummation of the business combination between the Company and Tempo Automation, Inc.

On January 21, 2022, in connection with the extension of time to complete a business combination, shareholders of Class A Ordinary shares elected to redeem an aggregate of 14,797,723 Class A Ordinary Shares. As a result, approximately $148,079,821 was paid out of the Trust in connection with the redemptions.

On January 25, 2022 the Company voted to amend the Investment Management Trust Agreement entered into by the Company and the Trustee on July 27, 2020 (the “Trust Agreement”), to extend the business combination period from January 30, 2022, to July 13, 2022.

TEMPO AUTOMATION INC
Subsequent Events
(15)	Subsequent Events

The Company has evaluated subsequent events for recognition and remeasurement purposes from September 30, 2022 through December 6, 2022, which is the date the condensed financial statements were available to be issued. The Company has determined that there are no subsequent events requiring adjustment to or disclosure in the condensed financial statements, other than:

Business Combination

The Business Combination closed on November 22, 2022 the (“Closing”). In connection with the closing of the Business Combination, the Company was renamed Tempo Automation Holdings, Inc.

PIPE Investment

On November 22, 2022, immediately following the Closing, Tempo issued (i) 1,230,000 shares of Common Stock to certain investors (the “Initial Subscribers”) (including 350,000 Initial Committed PIPE Shares and 880,000 PIPE Incentive Shares) and (ii) 1,820,000 shares of Common Stock to the LSA Subscribers (including 700,000 Committed PIPE Shares and 1,120,000 PIPE Incentive Shares) in accordance with the terms of the Subscription Agreements (collectively, the “PIPE Investment”). The shares of Common Stock issued in the Subscription Agreements were offered in a private placement under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to the Subscription Agreements.

Earnout

Following the closing, the eligible Tempo equityholders will have the right to receive up to 7,000,000 Tempo earnout shares in two tranches upon the occurrence of the earnout triggering events during the earnout period. A one-time aggregate issuance of 3.5 million Tempo shares will be made upon achieving $5.0 million in Adjusted EBITDA in a single quarter during the five-year period. A one-time aggregate issuance of the remaining 3.5 million New Tempo shares will be made upon achieving $15.0 million in sales in a single quarter during the five-year period.

Amendment and Restatement of the LSA

On November 22, 2022, in connection with the closing of the Business Combination, the Company entered into certain First Amended and Restated LSA, dated as of November 22, 2022, by and among, the Company, as borrower, Structural Capital Investments III, LP (“SCI”), Series Structural DCO II series of Structural Capital DCO, LLC (“DCO”), CEOF Holdings LP (“CEOF”), SQN Tempo Automation, LLC (“SQNTA”), SQN Venture Income Fund II, LP (“SQNVIFII” and, together with SCI, DCO, CEOF and SQNTA, the “Lenders” and each a “Lender”), and Ocean II PLO LLC, as administrative and collateral agent for the Lenders (the “Agent”), pursuant to which the Lenders committed to lend Legacy Tempo up to $20.0 million in term loan financing. The LSA amended and restated in its entirety the LSA dated as of October 13, 2021. The amended LSA facility matures on December 1, 2025.

White Lion Stock Purchase Agreement

On November 21, 2022, ACE and AEPI extinguished $4.4 million of August 2022 Bridge Notes. Subsequently, the Company issued $2.0 million of August 2022 Bridge Notes to White Lion Capital, LLC (“White Lion”) and $2.4 million to other investors.

On November 21, 2022, ACE entered into a Common Stock Purchase Agreement and a related registration rights agreement with White Lion. Pursuant to the Common Stock Purchase Agreement, ACE has the right, but not the obligation to require White Lion to purchase, from time to time, up to the lesser of (i) $100.0 million in aggregate gross purchase price of newly issued shares of Common Stock and (ii) the exchange cap, in each case, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement.

(18)	Subsequent Events

The Company has evaluated subsequent events from December 31, 2021 through March 16, 2022, which is the date the financial statements were available for issuance and has determined that there are no subsequent events requiring adjustment to or disclosure in the financial statements, other than as follows:

Loan and Security Agreement

On January 11, 2022, the Company entered into the first amendment to the Loan and Security Agreement to convert $10.0 million of availability under the tranche 2 loan to the tranche 1 loan. This amendment expanded the tranche 1 from $20.0 million to $30.0 million and reduced the tranche 2 loan from $20.0 million to $10.0 million. For the original $20.0 million borrowed under tranche 1, the maturity date is December 23, 2022 and the $10.0 million borrowed under the expanded portion of tranche 1 provides for a maturity date of February 12, 2023.

On January 20, 2022, in conjunction with the loan and security agreement, the Company entered into warrant agreements with the various lenders involved under the loan and security agreement to issue certain number of warrants based on the percentage of each tranche borrowing exercisable for the Company’s Series C preferred stock at the lowest of (i) $2.82 per share, (ii) the lowest price per share the Company receives for a share of the Series C preferred stock, and (iii) the lowest price the Company receives for a share of future round of preferred stock.

Convertible Senior Notes

On January 18, 2022, ACE entered into a Subscription Agreement (the “Subscription Agreement”) with the Company, OCM Tempo Holdings, LLC (“OCM”) and Tor Asia Credit Opportunity Master Fund II LP (“Tor”). Pursuant to the Subscription Agreement, OCM, an affiliate of Oaktree Capital Management, L.P., has committed to purchase $175.0 million in aggregate principal amount of ACE’s 15.5% convertible senior notes due 2025 concurrently with the closing (the “Closing”) of the previously announced business combination between ACE and the Company, which is subject to the satisfaction or waiver of the conditions stated in the agreement and Merger Agreement, dated as of October 13, 2021, by and among ACE, the Company and the Merger Sub., and other customary closing conditions. The Subscription Agreement also provides for the purchase of $25.0 million in aggregate principal amount of ACE’s 15.5% convertible senior notes due 2025 concurrently with the Closing by Tor, an investment partner of ACE. With the signing of the Subscription Agreement, the previously announced agreement allowing for investment in ACE’s 12% convertible senior notes due 2025 by an affiliate of ACE’s sponsor, ACE Convergence Acquisition LLC was terminated.

Convertible Promissory Notes

On January 18, 2022, the Company issued convertible promissory notes to existing investors for gross proceeds of $5.0 million (the “2022 Promissory Notes”). The 2022 Promissory Notes bear simple interest on the unpaid principal at a rate of 10% per year and are due and payable by the Company on demand any time after November 15, 2022. The outstanding amount will convert into securities of ACE upon the earlier to occur of the closing of the transactions and the closing of the first qualified financing following any termination of the business combination agreement as applicable.

Convertible Junior Notes

In March 2022, the Company and ACE entered into a Securities Purchase Agreement with ACE SO3, pursuant to which ACE SO3 agreed to purchase an unsecured subordinated convertible note in an aggregate principal amount of $20.0 million (the “ACE Convertible Note”) from Tempo in connection with the closing of the business combination. The ACE Convertible Note will bear interest at a rate of 18% per annum, payable in kind by increasing the outstanding principal amount of the ACE Convertible Note. Upon the earlier to occur of the conversion or payment in full of the principal amount hereof and all accrued but unpaid interest hereunder and the maturity date, Tempo will pay to the holder of the ACE Convertible an amount equal 5% of the initial principal amount thereof.

Cantor Share Purchase Agreement

In March 2022, the Company and ACE entered into the Cantor Purchase Agreement with CF Principal relating to a committed equity facility (the “Facility”). Pursuant to the Cantor Purchase Agreement, Tempo will have the right from time to time at its option following closing of the merger to sell to CF Principal up to $100.0 million of Tempo common stock subject to certain customary conditions and limitations set forth in the Cantor Purchase Agreement. While there are distinct differences, the Facility is structured similarly to a traditional at-the-market equity facility, insofar as it allows Tempo to raise primary equity capital on a periodic basis outside the context of a traditional underwritten follow-on offering following the closing of the merger.